TRADE ACCOUNTS RECEIVABLE, NET - Summary of Movement of allowance for doubtful accounts (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge to expense	$ 311,685	¥ 2,203,531	¥ 610,776	¥ (841,242)
Third Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	515,626	3,645,334	3,252,405
Charge to expense	311,775	2,204,170	392,929
Ending balance	$ 827,401	¥ 5,849,504	¥ 3,645,334	¥ 3,252,405